EQUITY METHOD INVESTMENTS (Details) (USD $)	9 Months Ended														0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended		9 Months Ended			1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 1994	Sep. 30, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 17, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	May 31, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Jun. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Apr. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 16, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Sep. 30, 2012 Independent Tankers Corporation Limited [Member]	Sep. 30, 2012 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Sep. 30, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Sep. 30, 2012 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Sep. 30, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	May 31, 2012 Frontline 2012 Ltd [Member]	Apr. 30, 2012 Frontline 2012 Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	50.00%	7.90%	8.80%		7.90%		8.80%	8.80%	8.80%								7.90%	8.80%
Equity Method Investment, Additional Information [Abstract]
Number of new ordinary shares issued in transaction (in shares)															100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.50		$ 2.50																		$ 2.00
Subscription price of ordinary shares issued (in dollars per share)																$ 3.75					$ 2.85							$ 3.75
Shares acquired in private placement																		8,771,000	8,771,000									3,546,000
Total paid for shares acquired in private placement	$ 13,548,000	$ 0														$ 13,300,000		$ 25,000,000	$ 25,000,000									$ 13,300,000
Number of common directors													2
Shares acquired in private placement																3,546,000
Shares offered in private placement																56,000,000
Gain on dilution of ownership																	700,000
Number of oil tankers acquired				3
Percent of subsidiary held by the Company																						82.47%
Dividends received from equity method investees	0	0
Combined unconsolidated net assets of CalPetro BI, CalPetro BII, and CalPetro IOM																							1,800,000		1,800,000		2,200,000
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Current assets																							11,707,000		11,707,000		16,142,000
Non current assets																							19,950,000		19,950,000		25,038,000
Current liabilities																							10,804,000		10,804,000		10,438,000
Non current liabilities																							19,051,000		19,051,000		28,577,000
Net operating revenues																							617,000	823,000	1,957,000	2,573,000
Net operating income																							544,000	717,000	1,710,000	2,275,000
Net loss																							$ (81,000)	$ (111,000)	$ (364,000)	$ (411,000)